FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 6NY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 6NY of TFLIC indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 6NY of TFLIC as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Invesco V.I. High Yield Series I Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Balanced Institutional Shares	TA WMC US Growth Initial Class
Janus Henderson - Global Research Institutional Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 6NY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 6NY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA 6NY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class A Shares	3,855.746	$104,956	$111,817	$(1)	$111,816	2,303	$48.543898	$48.543898
AB Large Cap Growth Class A Shares	7,184.358	335,197	423,159	(3)	423,156	8,648	48.930044	48.930044
Alger Growth & Income Class I-2 Shares	10,885.162	169,351	251,556	-	251,556	5,422	46.394693	46.394693
BNY Mellon VIF Appreciation Initial Shares	6,938.594	263,264	221,549	(1)	221,548	5,041	43.946028	43.946028
BNY Mellon VIF Opportunistic Small Cap Initial Shares	270.149	12,123	10,641	1	10,642	382	27.838772	27.838772
Invesco V.I. High Yield Series I Shares	2,043.936	10,711	9,198	(1)	9,197	7,144	1.287458	1.287458
Janus Henderson - Balanced Institutional Shares	6,187.244	188,780	247,799	-	247,799	4,800	51.624655	51.624655
Janus Henderson - Global Research Institutional Shares	2,943.958	111,361	147,257	3	147,260	5,125	28.735575	28.735575
MFS® Growth Initial Class	1,271.920	66,793	61,078	-	61,078	1,224	49.897792	49.897792
MFS® Investors Trust Initial Class	1,720.354	44,685	55,516	-	55,516	1,521	36.506777	36.506777
MFS® Research Initial Class	2,541.806	71,678	70,510	(1)	70,509	1,719	41.008365	41.008365
MS VIF Core Plus Fixed Income Class I Shares	2,915.995	30,513	24,640	-	24,640	1,350	18.254624	18.254624
MS VIF Global Strategist Class I Shares	4,920.756	43,895	37,595	-	37,595	2,174	17.289319	17.289319
TA BlackRock Government Money Market Initial Class	25,282.420	25,282	25,282	2	25,284	23,205	1.089609	1.089609
TA WMC US Growth Initial Class	12,044.727	342,256	312,440	1	312,441	5,733	54.500770	54.500770

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Growth and Income Class A Shares	$111,816	$-	$111,816
AB Large Cap Growth Class A Shares	423,156	-	423,156
Alger Growth & Income Class I-2 Shares	251,556	-	251,556
BNY Mellon VIF Appreciation Initial Shares	221,548	-	221,548
BNY Mellon VIF Opportunistic Small Cap Initial Shares	10,642	-	10,642
Invesco V.I. High Yield Series I Shares	9,197	-	9,197
Janus Henderson - Balanced Institutional Shares	247,799	-	247,799
Janus Henderson - Global Research Institutional Shares	147,260	-	147,260
MFS® Growth Initial Class	61,078	-	61,078
MFS® Investors Trust Initial Class	55,516	-	55,516
MFS® Research Initial Class	70,509	-	70,509
MS VIF Core Plus Fixed Income Class I Shares	24,640	-	24,640
MS VIF Global Strategist Class I Shares	37,595	-	37,595
TA BlackRock Government Money Market Initial Class	22,868	2,416	25,284
TA WMC US Growth Initial Class	312,441	-	312,441

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2020:	$98,223	$477,098	$250,364	$236,755

Investment Income:
Reinvested Dividends	916	-	3,228	1,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,512	7,172	3,757	3,499

Net Investment Income (Loss)	(596)	(7,172)	(529)	(2,353)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	36,326	20,985	24,340
Realized Gain (Loss) on Investments	2,234	8,881	9,561	3,152

Net Realized Capital Gains (Losses) on Investments	2,234	45,207	30,546	27,492
Net Change in Unrealized Appreciation (Depreciation)	24,041	91,539	43,026	33,675

Net Gain (Loss) on Investment	26,275	136,746	73,572	61,167

Net Increase (Decrease) in Net Assets Resulting from Operations	25,679	129,574	73,043	58,814

Increase (Decrease) in Net Assets from Contract Transactions	(4,313)	(5,023)	(10,955)	(8,498)

Total Increase (Decrease) in Net Assets	21,366	124,551	62,088	50,316

Net Assets as of December 31, 2021:	$119,589	$601,649	$312,452	$287,071

Investment Income:
Reinvested Dividends	1,588	-	3,781	1,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499	6,251	3,562	3,134

Net Investment Income (Loss)	89	(6,251)	219	(1,560)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,075	55,532	16,743	69,205
Realized Gain (Loss) on Investments	777	4,987	9,913	726

Net Realized Capital Gains (Losses) on Investments	18,852	60,519	26,656	69,931
Net Change in Unrealized Appreciation (Depreciation)	(25,539)	(231,389)	(76,029)	(122,731)

Net Gain (Loss) on Investment	(6,687)	(170,870)	(49,373)	(52,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,598)	(177,121)	(49,154)	(54,360)

Increase (Decrease) in Net Assets from Contract Transactions	(1,175)	(1,372)	(11,742)	(11,163)

Total Increase (Decrease) in Net Assets	(7,773)	(178,493)	(60,896)	(65,523)

Net Assets as of December 31, 2022:	$111,816	$423,156	$251,556	$221,548

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2020:	$11,257	$10,007	$280,758	$176,770

Investment Income:
Reinvested Dividends	14	485	3,282	980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	170	137	3,943	2,527

Net Investment Income (Loss)	(156)	348	(661)	(1,547)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,649	8,788
Realized Gain (Loss) on Investments	51	2	5,355	7,260

Net Realized Capital Gains (Losses) on Investments	51	2	7,004	16,048
Net Change in Unrealized Appreciation (Depreciation)	1,786	(52)	36,402	13,893

Net Gain (Loss) on Investment	1,837	(50)	43,406	29,941

Net Increase (Decrease) in Net Assets Resulting from Operations	1,681	298	42,745	28,394

Increase (Decrease) in Net Assets from Contract Transactions	(3)	1	(8,915)	(9,810)

Total Increase (Decrease) in Net Assets	1,678	299	33,830	18,584

Net Assets as of December 31, 2021:	$12,935	$10,306	$314,588	$195,354

Investment Income:
Reinvested Dividends	-	442	3,694	2,592
Investment Expense:
Mortality and Expense Risk and Administrative Charges	151	126	3,525	2,129

Net Investment Income (Loss)	(151)	316	169	463

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,299	-	7,886	16,850
Realized Gain (Loss) on Investments	11	(12)	7,123	5,564

Net Realized Capital Gains (Losses) on Investments	2,310	(12)	15,009	22,414
Net Change in Unrealized Appreciation (Depreciation)	(4,453)	(1,412)	(68,660)	(62,219)

Net Gain (Loss) on Investment	(2,143)	(1,424)	(53,651)	(39,805)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,294)	(1,108)	(53,482)	(39,342)

Increase (Decrease) in Net Assets from Contract Transactions	1	(1)	(13,307)	(8,752)

Total Increase (Decrease) in Net Assets	(2,293)	(1,109)	(66,789)	(48,094)

Net Assets as of December 31, 2022:	$10,642	$9,197	$247,799	$147,260

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount

Net Assets as of December 31, 2020:	$82,511	$57,515	$78,828	$29,639

Investment Income:
Reinvested Dividends	-	392	462	1,150
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,189	860	1,148	392

Net Investment Income (Loss)	(1,189)	(468)	(686)	758

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,123	1,970	4,835	1,906
Realized Gain (Loss) on Investments	3,594	2,142	988	18

Net Realized Capital Gains (Losses) on Investments	15,717	4,112	5,823	1,924
Net Change in Unrealized Appreciation (Depreciation)	2,860	10,559	12,501	(3,171)

Net Gain (Loss) on Investment	18,577	14,671	18,324	(1,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,388	14,203	17,638	(489)

Increase (Decrease) in Net Assets from Contract Transactions	(3,509)	(3,204)	(3,841)	(1)

Total Increase (Decrease) in Net Assets	13,879	10,999	13,797	(490)

Net Assets as of December 31, 2021:	$96,390	$68,514	$92,625	$29,149

Investment Income:
Reinvested Dividends	-	399	367	1,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	939	787	1,009	349

Net Investment Income (Loss)	(939)	(388)	(642)	681

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,019	7,649	9,584	460
Realized Gain (Loss) on Investments	4,354	773	1,760	(53)

Net Realized Capital Gains (Losses) on Investments	12,373	8,422	11,344	407
Net Change in Unrealized Appreciation (Depreciation)	(41,552)	(20,044)	(26,921)	(5,597)

Net Gain (Loss) on Investment	(29,179)	(11,622)	(15,577)	(5,190)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,118)	(12,010)	(16,219)	(4,509)

Increase (Decrease) in Net Assets from Contract Transactions	(5,194)	(988)	(5,897)	-

Total Increase (Decrease) in Net Assets	(35,312)	(12,998)	(22,116)	(4,509)

Net Assets as of December 31, 2022:	$61,078	$55,516	$70,509	$24,640

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$42,903	$23,191	$398,707

Investment Income:
Reinvested Dividends	827	1	340
Investment Expense:
Mortality and Expense Risk and Administrative Charges	606	309	5,812

Net Investment Income (Loss)	221	(308)	(5,472)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,511	-	62,771
Realized Gain (Loss) on Investments	147	-	6,062

Net Realized Capital Gains (Losses) on Investments	1,658	-	68,833
Net Change in Unrealized Appreciation (Depreciation)	1,091	-	11,857

Net Gain (Loss) on Investment	2,749	-	80,690

Net Increase (Decrease) in Net Assets Resulting from Operations	2,970	(308)	75,218

Increase (Decrease) in Net Assets from Contract Transactions	-	(13)	(4,849)

Total Increase (Decrease) in Net Assets	2,970	(321)	70,369

Net Assets as of December 31, 2021:	$45,873	$22,870	$469,076

Investment Income:
Reinvested Dividends	-	342	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	532	316	4,826

Net Investment Income (Loss)	(532)	26	(4,826)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,955	-	61,005
Realized Gain (Loss) on Investments	16	-	5,555

Net Realized Capital Gains (Losses) on Investments	6,971	-	66,560
Net Change in Unrealized Appreciation (Depreciation)	(14,717)	-	(211,334)

Net Gain (Loss) on Investment	(7,746)	-	(144,774)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,278)	26	(149,600)

Increase (Decrease) in Net Assets from Contract Transactions	-	2,388	(7,035)

Total Increase (Decrease) in Net Assets	(8,278)	2,414	(156,635)

Net Assets as of December 31, 2022:	$37,595	$25,284	$312,441

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA 6NY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares	AllianceBernstein Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Portfolio Class A Shares

The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares

BNY Mellon Variable Investment Fund:	BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares

MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares

Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class A Shares	$19,664	$2,675
AB Large Cap Growth Class A Shares	55,532	7,625
Alger Growth & Income Class I-2 Shares	20,525	15,304
BNY Mellon VIF Appreciation Initial Shares	70,779	14,297
BNY Mellon VIF Opportunistic Small Cap Initial Shares	2,299	151
Invesco V.I. High Yield Series I Shares	442	127
Janus Henderson - Balanced Institutional Shares	11,580	16,832
Janus Henderson - Global Research Institutional Shares	19,442	10,881
MFS® Growth Initial Class	8,019	6,132
MFS® Investors Trust Initial Class	8,049	1,775
MFS® Research Initial Class	9,951	6,907
MS VIF Core Plus Fixed Income Class I Shares	1,490	349
MS VIF Global Strategist Class I Shares	6,955	532
TA BlackRock Government Money Market Initial Class	2,960	547
TA WMC US Growth Initial Class	61,005	11,861

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Growth and Income Class A Shares	-	(26)	(26)	-	(90)	(90)
AB Large Cap Growth Class A Shares	-	(26)	(26)	-	(79)	(79)
Alger Growth & Income Class I-2 Shares	-	(228)	(228)	-	(231)	(231)
BNY Mellon VIF Appreciation Initial Shares	-	(240)	(240)	-	(182)	(182)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Balanced Institutional Shares	-	(227)	(227)	-	(160)	(160)
Janus Henderson - Global Research Institutional Shares	-	(281)	(281)	-	(293)	(293)
MFS® Growth Initial Class	-	(79)	(79)	-	(57)	(57)
MFS® Investors Trust Initial Class	-	(25)	(25)	-	(78)	(78)
MFS® Research Initial Class	-	(126)	(126)	-	(89)	(89)
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	-	-
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	2,416	(212)	2,204	-	(13)	(13)
TA WMC US Growth Initial Class	-	(97)	(97)	-	(70)	(70)

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Growth and Income Class A Shares	$-	$(1,175)	$(1,175)	$-	$(4,313)	$(4,313)
AB Large Cap Growth Class A Shares	-	(1,372)	(1,372)	-	(5,023)	(5,023)
Alger Growth & Income Class I-2 Shares	-	(11,742)	(11,742)	-	(10,955)	(10,955)
BNY Mellon VIF Appreciation Initial Shares	-	(11,163)	(11,163)	-	(8,498)	(8,498)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	1	1	-	(3)	(3)
Invesco V.I. High Yield Series I Shares	-	(1)	(1)	-	1	1
Janus Henderson - Balanced Institutional Shares	-	(13,307)	(13,307)	-	(8,915)	(8,915)
Janus Henderson - Global Research Institutional Shares	-	(8,752)	(8,752)	-	(9,810)	(9,810)
MFS® Growth Initial Class	-	(5,194)	(5,194)	-	(3,509)	(3,509)
MFS® Investors Trust Initial Class	-	(988)	(988)	-	(3,204)	(3,204)
MFS® Research Initial Class	-	(5,897)	(5,897)	-	(3,841)	(3,841)
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	(1)	(1)
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	2,618	(230)	2,388	-	(13)	(13)
TA WMC US Growth Initial Class	-	(7,035)	(7,035)	-	(4,849)	(4,849)

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	2,303	$48.54	to	$48.54	$111,816	1.42%	1.35%	to	1.35%	(5.47	) %	to	(5.47	) %
12/31/2021	2,329	51.35	to	51.35	119,589	0.81	1.35	to	1.35	26.45		to	26.45
12/31/2020	2,419	40.61	to	40.61	98,223	1.17	1.35	to	1.35	1.35		to	1.35
12/31/2019	4,047	40.07	to	40.07	162,164	1.25	1.35	to	1.35	22.26		to	22.26
12/31/2018	4,048	32.77	to	32.77	132,646	0.99	1.35	to	1.35	(6.87)		to	(6.87)
AB Large Cap Growth Class A Shares
12/31/2022	8,648	48.93	to	48.93	423,156	-	1.35	to	1.35	(29.46)		to	(29.46)
12/31/2021	8,674	69.37	to	69.37	601,649	-	1.35	to	1.35	27.26		to	27.26
12/31/2020	8,753	54.51	to	54.51	477,098	-	1.35	to	1.35	33.68		to	33.68
12/31/2019	10,029	40.78	to	40.78	408,939	-	1.35	to	1.35	32.90		to	32.90
12/31/2018	10,048	30.68	to	30.68	308,292	-	1.35	to	1.35	1.20		to	1.20
Alger Growth & Income Class I-2 Shares
12/31/2022	5,422	46.39	to	46.39	251,556	1.42	1.35	to	1.35	(16.11)		to	(16.11)
12/31/2021	5,650	55.30	to	55.30	312,452	1.15	1.35	to	1.35	29.91		to	29.91
12/31/2020	5,881	42.57	to	42.57	250,364	1.41	1.35	to	1.35	13.35		to	13.35
12/31/2019	8,384	37.56	to	37.56	314,879	1.62	1.35	to	1.35	27.75		to	27.75
12/31/2018	8,384	29.40	to	29.40	246,492	1.67	1.35	to	1.35	(5.89)		to	(5.89)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	5,041	43.95	to	43.95	221,548	0.67	1.35	to	1.35	(19.15)		to	(19.15)
12/31/2021	5,281	54.36	to	54.36	287,071	0.44	1.35	to	1.35	25.44		to	25.44
12/31/2020	5,463	43.33	to	43.33	236,755	0.78	1.35	to	1.35	22.04		to	22.04
12/31/2019	7,520	35.51	to	35.51	267,008	1.17	1.35	to	1.35	34.28		to	34.28
12/31/2018	7,594	26.44	to	26.44	200,791	1.26	1.35	to	1.35	(8.10)		to	(8.10)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	382	27.84	to	27.84	10,642	-	1.35	to	1.35	(17.73)		to	(17.73)
12/31/2021	382	33.84	to	33.84	12,935	0.11	1.35	to	1.35	14.91		to	14.91
12/31/2020	382	29.45	to	29.45	11,257	0.77	1.35	to	1.35	18.30		to	18.30
12/31/2019	1,010	24.89	to	24.89	25,130	-	1.35	to	1.35	20.16		to	20.16
12/31/2018	1,010	20.72	to	20.72	20,918	-	1.35	to	1.35	(20.16)		to	(20.16)
Invesco V.I. High Yield Series I Shares
12/31/2022	7,144	1.29	to	1.29	9,197	4.68	1.35	to	1.35	(10.76)		to	(10.76)
12/31/2021	7,144	1.44	to	1.44	10,306	4.77	1.35	to	1.35	2.99		to	2.99
12/31/2020	7,144	1.40	to	1.40	10,007	6.04	1.35	to	1.35	1.94		to	1.94
12/31/2019	7,147	1.37	to	1.37	9,821	5.89	1.35	to	1.35	12.00		to	12.00
12/31/2018	7,151	1.23	to	1.23	8,773	5.05	1.35	to	1.35	(4.65)		to	(4.65)
Janus Henderson - Balanced Institutional Shares
12/31/2022	4,800	51.62	to	51.62	247,799	1.40	1.35	to	1.35	(17.51)		to	(17.51)
12/31/2021	5,027	62.59	to	62.59	314,588	1.12	1.35	to	1.35	15.63		to	15.63
12/31/2020	5,187	54.12	to	54.12	280,758	2.42	1.35	to	1.35	12.79		to	12.79
12/31/2019	8,492	47.99	to	47.99	407,493	1.93	1.35	to	1.35	20.96		to	20.96
12/31/2018	8,493	39.67	to	39.67	336,930	2.16	1.35	to	1.35	(0.67)		to	(0.67)
Janus Henderson - Global Research Institutional Shares
12/31/2022	5,125	28.74	to	28.74	147,260	1.63	1.35	to	1.35	(20.48)		to	(20.48)
12/31/2021	5,406	36.14	to	36.14	195,354	0.52	1.35	to	1.35	16.52		to	16.52
12/31/2020	5,699	31.02	to	31.02	176,770	0.79	1.35	to	1.35	18.46		to	18.46
12/31/2019	8,230	26.18	to	26.18	215,464	1.01	1.35	to	1.35	27.32		to	27.32
12/31/2018	8,311	20.56	to	20.56	170,893	1.14	1.35	to	1.35	(8.11)		to	(8.11)

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
12/31/2022	1,224	$49.90	to	$49.90	$61,078	-%	1.35%	to	1.35%	(32.54	) %	to	(32.54	) %
12/31/2021	1,303	73.97	to	73.97	96,390	-	1.35	to	1.35	21.89		to	21.89
12/31/2020	1,360	60.69	to	60.69	82,511	-	1.35	to	1.35	30.10		to	30.10
12/31/2019	2,710	46.65	to	46.65	126,391	-	1.35	to	1.35	36.31		to	36.31
12/31/2018	2,725	34.22	to	34.22	93,254	0.09	1.35	to	1.35	1.29		to	1.29
MFS® Investors Trust Initial Class
12/31/2022	1,521	36.51	to	36.51	55,516	0.68	1.35	to	1.35	(17.60)		to	(17.60)
12/31/2021	1,546	44.30	to	44.30	68,514	0.61	1.35	to	1.35	25.12		to	25.12
12/31/2020	1,624	35.41	to	35.41	57,515	0.64	1.35	to	1.35	12.35		to	12.35
12/31/2019	1,624	31.52	to	31.52	51,192	0.69	1.35	to	1.35	29.83		to	29.83
12/31/2018	1,624	24.27	to	24.27	39,431	0.63	1.35	to	1.35	(6.75)		to	(6.75)
MFS® Research Initial Class
12/31/2022	1,719	41.01	to	41.01	70,509	0.49	1.35	to	1.35	(18.31)		to	(18.31)
12/31/2021	1,845	50.20	to	50.20	92,625	0.54	1.35	to	1.35	23.14		to	23.14
12/31/2020	1,934	40.77	to	40.77	78,828	0.86	1.35	to	1.35	15.04		to	15.04
12/31/2019	3,887	35.44	to	35.44	137,755	0.79	1.35	to	1.35	31.18		to	31.18
12/31/2018	3,888	27.02	to	27.02	105,033	0.70	1.35	to	1.35	(5.65)		to	(5.65)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	1,350	18.25	to	18.25	24,640	3.95	1.35	to	1.35	(15.47)		to	(15.47)
12/31/2021	1,350	21.60	to	21.60	29,149	3.93	1.35	to	1.35	(1.65)		to	(1.65)
12/31/2020	1,350	21.96	to	21.96	29,639	2.86	1.35	to	1.35	6.36		to	6.36
12/31/2019	1,350	20.64	to	20.64	27,866	4.08	1.35	to	1.35	9.40		to	9.40
12/31/2018	1,350	18.87	to	18.87	25,471	2.56	1.35	to	1.35	(1.98)		to	(1.98)
MS VIF Global Strategist Class I Shares
12/31/2022	2,174	17.29	to	17.29	37,595	-	1.35	to	1.35	(18.05)		to	(18.05)
12/31/2021	2,174	21.10	to	21.10	45,873	1.83	1.35	to	1.35	6.92		to	6.92
12/31/2020	2,174	19.73	to	19.73	42,903	1.47	1.35	to	1.35	9.44		to	9.44
12/31/2019	2,175	18.03	to	18.03	39,205	1.85	1.35	to	1.35	16.20		to	16.20
12/31/2018	2,175	15.51	to	15.51	33,741	1.16	1.35	to	1.35	(7.76)		to	(7.76)
TA BlackRock Government Money Market Initial Class
12/31/2022	23,205	1.09	to	1.09	25,284	1.45	1.35	to	1.35	0.06		to	0.06
12/31/2021	21,001	1.09	to	1.09	22,870	0.00	1.35	to	1.35	(1.32)		to	(1.32)
12/31/2020	21,014	1.10	to	1.10	23,191	0.36	1.35	to	1.35	(1.05)		to	(1.05)
12/31/2019	46,918	1.12	to	1.12	52,329	1.96	1.35	to	1.35	0.61		to	0.61
12/31/2018	51,698	1.11	to	1.11	57,308	1.78	1.35	to	1.35	0.44		to	0.44
TA WMC US Growth Initial Class
12/31/2022	5,733	54.50	to	54.50	312,441	-	1.35	to	1.35	(32.26)		to	(32.26)
12/31/2021	5,830	80.46	to	80.46	469,076	0.08	1.35	to	1.35	19.06		to	19.06
12/31/2020	5,900	67.58	to	67.58	398,707	0.11	1.35	to	1.35	35.47		to	35.47
12/31/2019	6,972	49.88	to	49.88	347,784	0.13	1.35	to	1.35	38.18		to	38.18
12/31/2018	6,987	36.10	to	36.10	252,223	0.49	1.35	to	1.35	(1.13)		to	(1.13)

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.